Securities (Amortized cost and fair value of securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	$ 664,139	$ 607,680
Securities available for sale, gross unrealized gains	11,967	9,554
Securities available for sale, gross unrealized losses	(997)	(3,775)
Securities available for sale, fair value	675,109	613,459
Held-to-maturity Securities
Securities held to maturity, amortized cost	269,783	196,635
Securities held to maturity, gross unrealized gains	4,251	3,707
Securities held to maturity, gross unrealized losses	(363)	(485)
Securities held to maturity, fair value	273,671	199,857
Debt Securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	196,905
U.S. Government agency securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	178,926	97,750
Securities held to maturity, gross unrealized gains	700	88
Securities held to maturity, gross unrealized losses	(363)	0
Securities held to maturity, fair value	179,263	97,838
Residential mortgage-backed securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	23,827	37,658
Securities held to maturity, gross unrealized gains	1,889	2,769
Securities held to maturity, gross unrealized losses	0	0
Securities held to maturity, fair value	25,716	40,427
Agency CMOs [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	49,051	45,122
Securities held to maturity, gross unrealized gains	1,587	840
Securities held to maturity, gross unrealized losses	0	(1)
Securities held to maturity, fair value	50,638	45,961
Corporate debt securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	15,000	15,000
Securities held to maturity, gross unrealized gains	13	0
Securities held to maturity, gross unrealized losses	0	(484)
Securities held to maturity, fair value	15,013	14,516
Municipal securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	2,979	1,105
Securities held to maturity, gross unrealized gains	62	10
Securities held to maturity, gross unrealized losses	0	0
Securities held to maturity, fair value	3,041	1,115
Debt Securities [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	60,884
U.S. Government agency securities [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	33,994	22,500
Securities available for sale, gross unrealized gains	19	58
Securities available for sale, gross unrealized losses	(252)	0
Securities available for sale, fair value	33,761	22,558
Residential mortgage-backed securities [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	55,614	21,087
Securities available for sale, gross unrealized gains	1,596	325
Securities available for sale, gross unrealized losses	0	0
Securities available for sale, fair value	57,210	21,412
Agency CMOs [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	547,641	519,167
Securities available for sale, gross unrealized gains	9,971	9,171
Securities available for sale, gross unrealized losses	(745)	(175)
Securities available for sale, fair value	556,867	528,163
Private-label CMOs [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis		24,974
Securities available for sale, gross unrealized gains		0
Securities available for sale, gross unrealized losses		(1,968)
Securities available for sale, fair value		23,006
Corporate debt securities [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis		19,952
Securities available for sale, gross unrealized gains		0
Securities available for sale, gross unrealized losses		(1,632)
Securities available for sale, fair value		18,320
Municipal securities [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	26,890
Securities available for sale, gross unrealized gains	381
Securities available for sale, gross unrealized losses	0
Securities available for sale, fair value	$ 27,271